LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Total rent expenses	$ 5,442	$ 5,542	$ 6,052
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease expired	Dec. 31, 2030